Acquisition and Business Combination (Details 1) - SalvaRx [Member] $ in Thousands	Aug. 13, 2018 USD ($)
Statement Line Items [Line Items]
Fair value of common shares of the Company	$ 92,583
Effective settlement of intercompany debt	1,963
Fair value of consideration	$ 94,546